COMBINED AND CONSOLIDATED STATEMENTS OF OPERATIONS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 13,563,954	$ 2,078,767	¥ 9,219,847	¥ 4,447,018
Operating costs and expenses:
Facilitation, origination and servicing (including costs charged by related parties of RMB 59,027, RMB 47,203 and RMB 93,178 for the years ended December 31, 2018, 2019 and 2020, respectively)	1,600,564	245,297	1,083,372	666,067
Funding costs	595,623	91,283	344,999	71,617
Sales and marketing (including expenses charged by related parties of RMB 66,345, RMB 57,319 and RMB 40,030 for the years ended December 31, 2018, 2019 and 2020, respectively)	1,079,494	165,440	2,851,519	1,321,950
General and administrative (including expenses charged by related parties of RMB 32,509, RMB 24,540 and RMB 10,673 for the years ended December 31, 2018, 2019 and 2020, respectively)	455,952	69,878	428,189	560,702
Provision for loans receivable	698,701	107,081	486,991	44,474
Provision for financial assets receivable (including provision generated from related parties of RMB 5,912, RMB 15,236 and RMB 26,337 for the years ended December 31, 2018, 2019 and 2020, respectively)	312,058	47,825	166,176	53,989
Provision for accounts receivable and contract assets (including provision charged by related parties of RMB 12,138, RMB 35,276 and RMB 75,070 for the years ended December 31, 2018, 2019 and 2020, respectively)	237,277	36,364	230,280	83,707
Provision for contingent liabilities	4,794,127	734,732
Expense on guarantee liabilities (including provision charged by related parties of RMB 67,587 for the year ended December 31, 2019) | ¥			734,730
Total operating costs and expenses	9,773,796	1,497,900	6,326,256	2,802,506
Income from operations	3,790,158	580,867	2,893,591	1,644,512
Interest income (expense), net	77,169	11,827	(41,707)	10,026
Foreign exchange (loss) gain	101,534	15,561	(24,875)	(2,563)
Other income, net	112,884	17,300	140,278	7,696
Income before income tax expense	4,081,745	625,555	2,967,287	1,659,671
Income tax expense	(586,036)	(89,814)	(465,983)	(466,360)
Net (loss) income	3,495,709	535,741	2,501,304	1,193,311
Net loss attributable to non-controlling interests	897	137	291
Deemed dividend | ¥				(3,097,733)
Net (loss) income attributable to ordinary shareholders of the Company	¥ 3,496,606	$ 535,878	¥ 2,501,595	¥ (1,904,422)
Net (loss) income per ordinary share attributable to ordinary shareholders of 360 DigiTech, Inc.
Basic (in CNY per share) | (per share)	¥ 11.72	$ 1.80	¥ 8.66	¥ (9.39)
Diluted (in CNY per share) | (per share)	¥ 11.40	$ 1.75	¥ 8.31	¥ (9.39)
Weighted average shares used in calculating net (loss) income per ordinary share
Basic (in shares) | shares	298,222,207	298,222,207	288,827,604	202,751,277
Diluted (in shares) | shares	306,665,099	306,665,099	300,938,470	202,751,277
ADS
Net (loss) income per ordinary share attributable to ordinary shareholders of 360 DigiTech, Inc.
Basic (in CNY per share) | (per share)	¥ 23.44	$ 3.60	¥ 17.32	¥ (18.78)
Diluted (in CNY per share) | (per share)	¥ 22.80	$ 3.50	¥ 16.62	¥ (18.78)
Credit driven services
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 11,403,675	$ 1,747,690	¥ 8,013,391	¥ 4,170,271
Loan facilitation and servicing fees-capital heavy
Revenue, net of value-added tax and related surcharges:
Total net revenue	4,596,555	704,453	6,273,131	3,807,242
Financing income
Revenue, net of value-added tax and related surcharges:
Total net revenue	2,184,180	334,740	1,309,616	267,844
Releasing of guarantee liabilities
Revenue, net of value-added tax and related surcharges:
Total net revenue	4,506,935	690,718	285,407	25,169
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	116,005	17,779	145,237	70,016
Platform services
Revenue, net of value-added tax and related surcharges:
Total net revenue	2,160,279	331,077	1,206,456	276,747
Loan facilitation and servicing fees-capital light
Revenue, net of value-added tax and related surcharges:
Total net revenue	1,826,654	279,947	814,581	58,348
Referral services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	265,300	40,659	375,551	211,087
Other services fees
Revenue, net of value-added tax and related surcharges:
Total net revenue	¥ 68,325	$ 10,471	¥ 16,324	¥ 7,312